Acquisitions and License Agreements (Schedule of Fair Value of Identifiable Assets Acquired and Liabilities Assumed) (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012	Oct. 01, 2012 CNS Therapeutics, Inc.	Sep. 27, 2013 Specialty Pharmaceuticals	Sep. 28, 2012 Specialty Pharmaceuticals	Oct. 01, 2012 Specialty Pharmaceuticals CNS Therapeutics, Inc.
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Current assets						$ 13.3	[1]
Intangible assets						91.9
Goodwill (non-tax deductible)	532.0	507.5		312.3	287.8	24.5	[2]
Total assets acquired						129.7
Current liabilities						4.0
Deferred tax liabilities, net (non-current)						27.1
Contingent consideration (non-current)			6.9			6.9
Total liabilities assumed						38.0
Net assets acquired						91.7
Aquired accounts receivable						$ 3.3

[1]	This amount includes $3.3 million of accounts receivable, which is also the gross contractual value. As of the acquisition date, the fair value of accounts receivable approximated carrying value.
[2]	Goodwill relates to the Company's ability to exploit CNS Therapeutics' technologies.